Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of outstanding derivative instruments
The fair value of our outstanding derivative instruments as of December 31, 2018 and 2017 was as follows:

	Balance Sheet Location	As of December 31,
		2018	2017
Derivative Assets:		(In millions)
Foreign exchange contracts designated as cash flow hedges	Other current assets	$170	$—
Foreign exchange contracts designated as cash flow hedges	Other assets (non-current)	11	—
Foreign exchange contracts not designated as hedging instruments	Other current assets	139	66
Total derivative assets		$320	$66

Derivative Liabilities:
Foreign exchange contracts designated as cash flow hedges	Other current liabilities	$3	$94
Foreign exchange contracts not designated as hedging instruments	Other current liabilities	64	124
Total derivative liabilities		$67	$218

Schedule of cash flow hedges included in accumulated other comprehensive income (loss)
The following tables summarize the activity of derivative contracts that qualify for hedge accounting as of December 31, 2018 and December 31, 2017, and the impact of designated derivative instruments on accumulated other comprehensive income (loss) for the twelve months ended December 31, 2018 and 2017:

	December 31, 2017	Amount of gains (losses) recognized in other comprehensive income	Less: Amount of gains (losses) reclassified from accumulated other comprehensive income to net revenue	December 31, 2018
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$(111)	$263	$(30)	$182

	December 31, 2016	Amount of gains (losses) recognized in other comprehensive income	Less: Amount of gains (losses) reclassified from accumulated other comprehensive income to net revenue	December 31, 2017
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$131	$(225)	$17	$(111)

Schedule of recognized gains or losses related to derivative instruments designated as hedging instruments
The following table provides the location in the consolidated statements of income and amount of recognized gains or losses related to our derivative instruments designated as hedging instruments:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
	Net revenues
Total amounts presented in the consolidated statements of income in which the effects of cash flow hedges are recorded	$15,451	$13,094	$10,842
Gains (losses) on foreign exchange contracts designated as cash flow hedges reclassified from accumulated other comprehensive income	$(30)	$17	$119

Schedule of recognized gains or losses related to derivative instruments not designated as hedging instruments
The following table provides the location in the consolidated statements of income and amount of recognized gains or losses related to our derivative instruments not designated as hedging instruments:

	Year Ended December 31,
	2018	2017	2016
	(In millions)
Gains (losses) on foreign exchange contracts recognized in other income (expense), net	$38	$(54)	$76
Gains (losses) on foreign exchange contracts recognized in net revenues	7	—	—
Total gains (losses) recognized from foreign exchange contracts not designated as hedging instruments	$45	$(54)	$76

Schedule of notional amounts of outstanding derivatives	The following table provides the notional amounts of our outstanding derivatives:

	Year Ended December 31,
	2018	2017
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$3,831	$2,639
Foreign exchange contracts not designated as hedging instruments	10,703	5,669
Total	$14,534	$8,308